INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net inventories
Finished goods	$ 1,526.5	$ 1,142.1
Work in progress	50.8	44.6
Raw materials and consumables	44.8	36.6
Total	1,622.1	1,223.3
Inventory write-down	32.8	42.5	$ 16.3
Gross inventories
Net inventories
Total	1,663.9	1,263.5
Net realizable value valuation provision
Net inventories
Total	$ (41.8)	$ (40.2)